SCHEDULE OF INVESTMENT AT FAIR VALUE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Investment at fair value, Total	$ 28,698	$ 28,698
Investments in you go world [member]
IfrsStatementLineItems [Line Items]
Investment at fair value, Total	$ 28,698	$ 28,698